Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of defined benefit plans [line items]
Total	$ 172	$ 145	$ 592	$ 483
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	62	104	186	312
Net interest cost (income) on net defined benefit liability (asset)	(25)	(6)	(75)	(18)
Interest cost on asset limitation and minimum funding requirement	5		15
Defined benefit administrative expenses	2	2	7	7
Total	44	100	133	301
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	4	6
Net interest cost (income) on net defined benefit liability (asset)	5	3	15	10
Interest cost on asset limitation and minimum funding requirement	0		0
Defined benefit administrative expenses	0		0
Total	7	5	19	16
Other pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	6	13	18
Net interest cost (income) on net defined benefit liability (asset)	6	5	17	14
Interest cost on asset limitation and minimum funding requirement	0		2
Defined benefit administrative expenses	1	1	4	3
Total	$ 12	$ 12	$ 36	$ 35